Goodwill and Other Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Other Intangible Assets, Net [Abstract]
Schedule of Other Intangible Assets
	December 31, 2024	December 31, 2023
Cost:
Suppliers’ relationships	760	760
Customers’ relationship	1,032	1,032
Non-competition	270	270

	2,062	2,062
Accumulated amortization:
Suppliers’ relationship	150	64
Customer relationship	862	793
Non-competition	162	127

	1,174	984

Impairment of Intangible Assets:
Suppliers’ relationship	189	-
Customer relationship	204	-
Non-competition	73	-

	466	-
	1,640	984

Amortized cost	$422	$1,078

Schedule of Carrying Amount of Goodwill	The changes in the carrying amount of goodwill for the years ended December 31, 2024 , and 2023 are as follows:
Goodwill
Balance as of January 1 and December 31, 2022	4,895
Changes during 2023
Acquisition during 2023	-
Balance as of January 1 and December 31, 2023	4,895
Changes during 2024
Acquisition during 2024	-
Impairment of Goodwill (See Note 2j)	(707)
Balance as of December 31, 2024	$4,188